Risk/Return Detail Data - FidelityTreasuryDigitalFund-OnChainPRO	Sep. 22, 2025
FidelityTreasuryDigitalFund-OnChainPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Treasury Digital FundOnChainJuly 25, 2025Prospectus
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities. The fund intends to invest only in cash and U.S. Treasury securities with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less.
FidelityTreasuryDigitalFund-LiquidityPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Treasury Digital FundLiquidityJune 28, 2025Prospectus
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities. The fund intends to invest only in cash and U.S. Treasury securities with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less.
Document Type	497
Registrant Name	Fidelity Hereford Street Trust